Note 23 - Parenthetical Information Changes in Goodwill (Detail: Text Values) € in Millions	Dec. 31, 2022 EUR (€)
Changes in Goodwill [Abstract]
Reclassification of AM Goodwill to assets held for sale [Line item]	€ 56
Group recorded new goodwill to CB CGU	€ 5